Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis

December 31, 2025

	Fair Value
Description	Level 1	Level 2	Level 3
Liabilities
Conversion event liability	$—	$—	$726,944
Warrant Liability – Private Placement Warrants	$—	$—	$7,238,000

December 31, 2024

	Fair Value
Description	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$3,237,676	$—	$—
Liabilities
Conversion event liability	$—	$—	$684,887
Warrant Liability – Public Warrants	$—	$—	$2,300,000
Warrant Liability – Private Placement Warrants	$—	$—	$1,880,000

Schedule of Fair Value Input

The following table provides significant inputs used to determine the fair value of the convertible promissory note conversion event liability:

	December 31, 2025	December 31, 2024
Share price	$6.50	$10.01
Discount rate	14.5%	8.7%
Probability of close	90.0%	60.0%
Years to expiration	0.25	0.38
Market adjustment for implied probability of acquisition	NA %	9.82%

The following table provides significant inputs to the independent third party’s pricing model for the fair value of the Public Warrants at December 31, 2025 and the Private Placement Warrants at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Share price	$6.50	$10.01
Exercise price	$11.50	$11.50
Years to expiration	4.95	5.38
Volatility	28.0%	1.6%
Risk-free rate	3.66%	4.30%
Dividend yield	0.00%	0.00%

Schedule of Fair Value of Financial Instruments

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Private Placement Warrants	Public Warrants	Conversion Feature
Changes in fair value of financial liabilities measured with level 3:
January 1, 2025	$1,880,000	$2,300,000	$684,887
Initial value of October 2025 Conversion Event Liability	—	—	105,570
Reclassification from a liability classification to equity	—	(11,500,000)	—
Reclassification of Public Warrants to Level 3	—	—	—
Change in fair value	5,358,000	9,200,000	(63,513)
December 31, 2025	$7,238,000	$—	$726,944
	Private Placement Warrants	Public Warrants	Conversion Feature
Changes in fair value of financial liabilities measured with level 3:
January 1, 2024	$940,000	$—	$—
Initial value of Conversion Event Liability	—	—	667,066
Reclassification of Public Warrants to Level 3	—	575,000	—
Change in fair value	940,000	1,725,000	17,821
December 31, 2024	$1,880,000	$2,300,000	$684,887